OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

10.   OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB
Receipts from customers	808,799	958,347
Payables to customers related to government subsidies	114,909	164,572
Professional service fees	3,727	4,281
Office expenses	7,338	8,769
Payables to employees related to net proceeds from share options exercised	3,217	56,594
Accrued interest expense related to convertible senior notes	8,016	—
Others	6,172	19,079
Total	952,178	1,211,642

Receipts from customers are associated with the operations of the Company’s business process outsourcing services. The Company has received funds in advance from its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be disbursed by the Company to other parties on behalf of its customers in the near term.

The payables to customers are related to government subsidies received on behalf of the Company’s business process outsourcing customers for maintaining a certain level of employment rate, which the Company is then obligated to remit these subsidies to its customers.